LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 8. LEASES

Rent expense for the year ended December 31, 2023, and 2022 was $0 and $36,070, respectively. The Company entered into a subleasing agreement in 2021 and realized $0 and $26,340 of sublease income for the year ended December 31, 2023, and 2022. Both the lease and sublease are netted within the general & administrative line item in the Statements of Operations. Our prior office lease and sublease expired on June 30, 2022.